SENIOR NOTES AND LOANS	0 Months Ended
Dec. 31, 2013
Senior Notes and Loans [Abstract]
Senior Notes and Loans
NOTE 12—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Interest rate as of December 31, 2013	December 31,
		2013	2012

	%	(U.S. $ in millions)
Senior notes (1)	2.8	$9,517	$12,152
Loans, mainly from banks (2)(4)	0.3 to 2.3	1,671	1,976
Debentures (4)	7.2	15	15

		11,203	14,143
Less - current portion (included under “short-term debt”)		(816)	(2,431)

		$10,387	$11,712

  The decrease from December 31, 2012 to December 31, 2013 was mainly due to the repayment of debt, consisting of:

  $1 billion principal amount of Teva's 1.7% senior notes due 2014 prepaid during the first quarter of 2013.
  $500 million principal amount of Teva's 5.55% senior notes due 2016 prepaid during the first quarter of 2013.
  Repayment at maturity in May 2013 of the $200 million floating rate senior notes issued in November 2011 as part of the financing of the Cephalon acquisition.
  Repayment at maturity in November 2013 of the $1.1 billion floating rate senior notes issued in November 2011 as part of the financing of the Cephalon acquisition.

  The balance as of December 31, 2013 and 2012 is mainly comprised of:

  Loans from the European Investment Bank (EIB) in the amount of $168 million (denominated in Euro) and $410 million (denominated in Euro (mainly) and USD), respectively. The loans are due in 2015 and bear interest determined on the basis of Euro LIBOR (mainly) and USD LIBOR.
  A ¥100.5 billion senior unsecured fixed rate term loan credit agreement for 5 and 7 years with interest rates of 0.99% and 1.42%, respectively. In April 2012, Teva drew down the entire amount available under the facility and repaid the borrowings used to finance the acquisition of Taiyo (approximately $1 billion).
  Debt raised in Japan in the amount of $207 million and $376 million, respectively, mainly related to the Taiyo ayo acquisition comprised of bank loans, capital leases and other loans.
  A ¥35 billion senior unsecured five-year term loan, borrowed in December 2013, by a Japanese subsidiary of the Company, bearing interest of JPY LIBOR + 0.3% (approximately $0.3 billion).

  In January 2014, Teva entered into a $1.0 billion term loan agreement with a term of five years. The loan bears interest of LIBOR+1.1%.
  Certain loan agreements and debentures contain restrictive covenants, mainly the requirement to maintain certain financial ratios. As of December 31, 2013, the Company met all financial covenants.
  The above includes derivative instruments defined as hedge accounting- see note 17.

b.       The Company and certain subsidiaries entered into negative pledge agreements with certain banks and institutional investors. Under the agreements, the Company and such subsidiaries have undertaken not to register floating charges on assets in favor of any third parties without the prior consent of the banks, to maintain certain financial ratios and to fulfill other restrictions, as stipulated by the agreements.

c. The required annual principal payments of long-term debt as of December 31, 2013, starting with the year 2015, are as follows:
December 31,
2013

(U.S. $ in millions)
2015	$1,331
2016	985
2017	648
2018	875
2019 and thereafter	6,548
$10,387